Note 7 - Pilot Plant (Tables)	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of detailed information about pilot plant [text block]
$
Balance at June 30, 2019	-
Costs transferred from asset under construction	25,964,026
Decommissioning provision	136,280
Amortisation	(3,722,862)
Balance at June 30, 2020	22,377,444
Additions	2,764,138
Amortisation	(11,360,466)
Effect of movement in foreign exchange rates	(1,442,375)
Balance at June 30, 2021	12,338,741